Goodwill and Other Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

A summary of the intangible assets is presented below:

	Intangible assets, net at December 31, 2021	Impairment of intangible assets	Amortization expense	Intangible assets, net at June 30, 2022	Intangible assets, net at December 31, 2022	Impairment of intangible assets	Amortization expense	Intangible assets, net at June 30, 2023
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Trademark Muscle Maker Grill	1,526	—	(252)	1,274	670	—	(167)	503
Franchise Agreements Muscle Maker Grill	162	—	(13)	149	136	—	(13)	123
Trademark SuperFit	38	—	(4)	34	29	—	(4)	25
Domain Name SuperFit	106	—	(12)	94	81	—	(12)	69
Customer List SuperFit	118	—	(14)	104	90	—	(14)	76
Proprietary Recipes SuperFit	135	—	(16)	119	103	—	(16)	87
Non-Compete Agreement SuperFit	193	—	(43)	150	107	—	(43)	64
Trademark Pokemoto	153	—	(17)	136	118	—	(17)	101
Franchisee License Pokemoto	2,599	—	(138)	2,461	2,322	—	(138)	2,184
Proprietary Recipes Pokemoto	1,029	—	(80)	949	867	—	(80)	787
Non-Compete Agreement Pokemoto	328	—	(119)	209	88	—	(88)	—
	6,387	—	(708)	5,679	4,611	—	(592)	4,019

A summary of the intangible assets is presented below:

Intangible Assets	Intangible assets, net at December 31, 2022	Acquisitions	Impairment of intangible assets	Amortization expense	Intangible assets, net at December 31, 2021	Acquisitions	Impairment of intangible assets	Amortization expense	Intangible assets, net at December 31, 2020
Trademark Muscle Maker Grill	$669,992	$—	$(347,110)	$(508,551)	$1,525,653	$—	$(998,347)	$—	$2,524,000
Franchise Agreements	135,659	—	—	(26,780)	162,439	—	(141,561)	(50,278)	354,278
Trademark SuperFit	29,080	—	—	(8,995)	38,075	45,000	—	(6,925)	—
Domain Name SuperFit	80,778	—	—	(24,986)	105,764	125,000	—	(19,236)	—
Customer List SuperFit	90,470	—	—	(27,985)	118,455	140,000	—	(21,545)	—
Proprietary Recipes SuperFit	103,396	—	—	(31,982)	135,378	160,000	—	(24,622)	—
Non-Compete Agreement SuperFit	106,751	—	—	(86,588)	193,339	260,000	—	(66,661)	—
Trademark Pokemoto	117,881	—	—	(34,981)	152,862	175,000	—	(22,138)	—
Franchisee License Pokemoto	2,322,125	—	—	(277,348)	2,599,473	2,775,000	—	(175,527)	—
Proprietary Recipes Pokemoto	866,614	—	—	(161,302)	1,027,916	1,130,000	—	(102,084)	—
Non-Compete Agreement Pokemoto	88,110	—	—	(240,000)	328,110	480,000	—	(151,890)	—

	$4,610,856	$—	$(347,110)	$(1,429,498)	$6,387,464	$5,290,000	$(1,139,908)	$(640,906)	$2,878,278

Schedule of Future Amortization Expense

The estimated future amortization expense is as follows:

	Six Months Ended June 30,
	2024	2025	2026	2027	2028	Thereafter	Total
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Trademark Muscle Maker Grill	169	334	—	—	—	—	503
Franchise Agreements Muscle Maker Grill	14	27	27	27	27	1	123
Trademark SuperFit	5	9	9	2	—	—	25
Domain Name SuperFit	13	25	25	6	—	—	69
Customer List SuperFit	14	28	28	6	—	—	76
Proprietary Recipes SuperFit	16	32	32	7	—	—	87
Non-Compete Agreement SuperFit	44	20	—	—	—	—	64
Trademark Pokemoto	18	35	35	13	—	—	101
Franchisee License Pokemoto	140	278	277	277	277	935	2,184
Proprietary Recipes Pokemoto	81	162	161	161	161	61	787
Non-Compete Agreement Pokemoto	—	—	—	—	—	—	—
	514	950	594	499	465	997	4,019

The estimated future amortization expense is as follows:

For the year ended December 31,	2023	2024	2025	2026	2027	Thereafter	Total
Trademark Muscle Maker Grill	$334,997	$334,996	$—	$—	$—	$—	$669,992
Franchise Agreements	26,780	26,853	26,780	26,780	26,780	1,686	135,659
Trademark SuperFit	8,995	9,020	8,995	2,070	—	—	29,080
Domain Name SuperFit	24,986	25,055	24,986	5,751	—	—	80,778
Customer List SuperFit	27,985	28,061	27,985	6,439	—	—	90,470
Proprietary Recipes SuperFit	31,982	32,071	31,982	7,361	—	—	103,396
Non-Compete Agreement SuperFit	86,588	20,163	—	—	—	—	106,751
Trademark Pokemoto	34,981	35,077	34,981	12,842	—	—	117,881
Franchisee License Pokemoto	277,348	278,108	277,348	277,348	277,348	934,625	2,322,125
Proprietary Recipes Pokemoto	161,303	161,744	161,303	161,303	161,303	59,658	866,614
Non-Compete Agreement Pokemoto	88,110	—	—	—	—	—	88,110

Total	$1,104,055	$1,124,702	$594,359	$499,893	$465,430	$995,972	$4,610,856

Schedule of Goodwill Assets

A summary of the goodwill assets is presented below:

	Muscle Maker Grill	Pokemoto	SuperFit Food	Total
	$’000	$’000	$’000	$’000
Goodwill, net at December 31 2021	570	1,798	258	2,626
Impairment of goodwill	—	—	—	—
Goodwill, net at June 30, 2022	570	1,798	258	2,626
Goodwill, net at December 31 2022	570	1,798	258	2,626
Impairment of goodwill	—	—	—	—
Goodwill, net at June 30, 2023	570	1,798	258	2,626

A summary of the goodwill assets is presented below:

Goodwill	Muscle Maker Grill	Pokemoto	SuperFit Food	Total
Goodwill, net at January 1, 2021	$656,348	$—	$—	$656,348
Acquisitions	—	1,798,399	258,000	2,056,399
Impairment of goodwill	(86,348)	—	—	(86,348)
Goodwill, net at December 31, 2021	$570,000	$1,798,399	$258,000	$2,626,399
Acquisitions	—	—	—	—
Impairment of goodwill	—	—	—	—
Goodwill, net at December 31, 2022	$570,000	$1,798,399	$258,000	$2,626,399